Other Disclosures - Fees to Auditors - Schedule of Fees to Auditors (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditors Remuneration [Abstract]
Audit services	kr 2,743	kr 2,416	kr 2,244
Audit-related services	430	803	882
Other assistance	753	3,795
Total fees to auditors	kr 3,926	kr 7,014	kr 3,126